PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 94.4%
BANK LOANS 3.7%

Airlines 0.5%

AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Initial Term Loan, 3 Month LIBOR + 4.750%	5.500%(c)	04/20/28	132	$134,853
United AirLines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	4.500 (c)	04/21/28	194	193,055

				327,908

Computers 0.1%

Banff Guarantor, Inc., Initial Term Loan (Second Lien)	—(p)	03/31/26	50	50,438

Diversified/Conglomerate Services 0.4%

Intrado Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000 (c)	10/10/24	265	251,760

Electric & Gas Marketing 0.2%

Heritage Power LLC, Term Loan, 3 Month LIBOR + 6.000%	7.000 (c)	07/30/26	146	125,210

Entertainment 0.1%

Golden Nugget Online Gaming, Inc., 2020 Initial Term Loan, 3 Month LIBOR + 12.000%	13.000 (c)	10/04/23	4	4,058
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	2.840 (c)	08/14/24	73	72,751

				76,809

Industrial Services 0.1%

Great Outdoors Group LLC, Term B-2 Loan, 3 Month LIBOR + 3.750%	4.500 (c)	03/06/28	50	49,532

Infrastructure Software 0.3%

McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	3.842 (c)	09/30/24	186	185,378

Insurance 0.3%

Asurion LLC, New B-4 Term Loan (Second Lien), 1 Month LIBOR + 5.250%	5.340 (c)	01/20/29	225	222,609

Media 0.0%

Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.350 (c)	08/24/26	40	16,743

Oil & Gas 0.3%

Ascent Resources Utica Holdings LLC/Aru Finance Corp., Term Loan (Second Lien), 3 Month LIBOR + 9.000%	10.000 (c)	11/01/25	118	128,325
CITGO Petroleum Corp., 2019 Incremental Term B Loan, 3 Month LIBOR + 6.250%	7.250 (c)	03/28/24	67	66,690

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)
Oil & Gas (cont’d.)

EG Group Ltd. (United Kingdom), Additional Term Facility USD, 6 Month LIBOR + 4.250%	4.750%(c)	03/31/26	30	$29,751

				224,766

Software 0.9%

Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	3.882 (c)	10/02/25	25	24,713
Greeneden U.S. Holdings I LLC, 2020 Initial Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750 (c)	12/01/27	25	24,788
Peraton Corp., Term B Loan (First Lien), 1 Month LIBOR + 3.750%	4.500 (c)	02/01/28	224	223,381
Skillsoft Finance II, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	5.500 (c)	07/14/28	100	100,125
TIBCO Software, Inc., Term B-3 Loan, 1 Month LIBOR + 3.750%	3.850 (c)	06/30/26	198	194,958

				567,965

Telecommunications 0.5%

Intelsat Jackson Holdings SA (Luxembourg), Term Loan (DIP), 3 Month LIBOR + 4.750%	5.750 (c)	07/13/22	83	83,437
Xplornet Communications, Inc. (Canada), Initial Term Loan (Second Lien), 1 Month LIBOR + 7.000%	7.500 (c)	10/01/29	40	39,900
Refinancing Term Loan (First Lien), 1 Month LIBOR + 4.000%	4.500 (c)	10/02/28	225	224,036

				347,373

TOTAL BANK LOANS

(cost $2,346,985)				2,446,491

CORPORATE BONDS 88.9%

Advertising 0.5%

National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26	25	19,551
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875	12/15/27	290	307,236

				326,787

Aerospace & Defense 3.6%

Boeing Co. (The),
Sr. Unsec’d. Notes	5.150	05/01/30	125	145,222
Sr. Unsec’d. Notes	5.805	05/01/50	150	202,371
Sr. Unsec’d. Notes	5.930	05/01/60	250	347,216
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	150	148,964
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	125	129,193
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	250	259,264
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	350	357,235
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	190	195,650
Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	125	130,774
SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	103	110,962

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

TransDigm, Inc.,
Gtd. Notes	4.625%	01/15/29	50	$47,982
Gtd. Notes	5.500	11/15/27	300	302,123

				2,376,956

Agriculture 0.3%

Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	175	166,405

Airlines 0.9%

American Airlines, Inc., Sr. Sec’d. Notes, 144A	11.750	07/15/25	175	212,191
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (Multinational),
Sr. Sec’d. Notes, 144A	5.500	04/20/26	50	51,250
Sr. Sec’d. Notes, 144A	5.750	04/20/29	125	130,606
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	5.750	01/20/26	50	51,158
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	73	73,303
Sr. Sec’d. Notes, 144A	4.625	04/15/29	100	99,751

				618,259

Apparel 0.3%

Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	25	24,936
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	100	103,246
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	50	48,492

				176,674

Auto Manufacturers 2.6%

Allison Transmission, Inc.,
Gtd. Notes, 144A	3.750	01/30/31	25	23,921
Sr. Unsec’d. Notes, 144A	5.875	06/01/29	75	80,198
Ford Holdings LLC, Gtd. Notes	9.300	03/01/30	100	138,330
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	75	75,091
Sr. Unsec’d. Notes	4.750	01/15/43	535	572,506
Sr. Unsec’d. Notes	5.291	12/08/46	325	367,549
Sr. Unsec’d. Notes	7.400	11/01/46	175	236,546
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	175	179,289
Wabash National Corp., Gtd. Notes, 144A	4.500	10/15/28	50	48,779

				1,722,209

Auto Parts & Equipment 1.5%

Adient Global Holdings Ltd. (Jersey, Channel Islands), Gtd. Notes, 144A	4.875	08/15/26	200	200,230
American Axle & Manufacturing, Inc.,
Gtd. Notes	5.000	10/01/29	50	47,434
Gtd. Notes	6.250	03/15/26	100	102,369
Gtd. Notes	6.500	04/01/27	150	155,746
Gtd. Notes	6.875	07/01/28	75	80,055

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625%	11/15/26	50	$40,783
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	25	24,893
Sr. Unsec’d. Notes	4.500	02/15/32	50	48,755
Sr. Unsec’d. Notes	5.625	06/15/28	35	36,917
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	5.125	04/15/29	150	144,646
Sr. Sec’d. Notes, 144A	7.875	01/15/29	25	26,769
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	100	102,809

				1,011,406

Banks 0.2%
Citigroup, Inc., Jr. Sub. Notes, 5 Year CMT Index + 3.417%	3.875 (c)	2/18/2026(rr)	75	74,348
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625	05/01/26	75	72,586

				146,934

Building Materials 1.8%
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	125	130,874
Griffon Corp., Gtd. Notes	5.750	03/01/28	175	180,334
Masonite International Corp. (Canada), Gtd. Notes, 144A	5.375	02/01/28	25	26,081
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	75	73,342
Gtd. Notes, 144A	7.500	10/15/27	75	80,042
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	250	260,299
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	150	138,242
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	75	73,808
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	50	50,395
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	120	123,131
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	6.500	03/15/27	75	78,134

				1,214,682

Chemicals 3.0%
Ashland LLC, Gtd. Notes	6.875	05/15/43	75	94,908
Chemours Co. (The),
Gtd. Notes, 144A	4.625	11/15/29	150	144,872
Gtd. Notes, 144A	5.750	11/15/28	125	128,158
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	75	66,377
Diamond BC BV (Netherlands), Gtd. Notes, 144A	4.625	10/01/29	25	24,448
EverArc Escrow Sarl (Luxembourg), Sr. Sec’d. Notes, 144A	5.000	10/30/29	35	34,141
Hexion, Inc., Gtd. Notes, 144A	7.875	07/15/27	125	132,425

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Olympus Water US Holding Corp., Sr. Sec’d. Notes, 144A	4.250%	10/01/28	200	$193,750
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	150	153,020
SCIH Salt Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.625	05/01/29	25	23,107
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24	185	129,383
Sr. Sec’d. Notes, 144A	10.875	08/01/24	46	48,974
Tronox, Inc., Gtd. Notes, 144A	4.625	03/15/29	325	315,226
Unifrax Escrow Issuer Corp.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28	50	49,167
Sr. Unsec’d. Notes, 144A	7.500	09/30/29	25	24,418
Valvoline, Inc.,
Gtd. Notes, 144A	4.250	02/15/30	25	24,826
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	100	96,016
Venator Finance Sarl/Venator Materials LLC (Multinational),
Gtd. Notes, 144A	5.750	07/15/25	200	185,990
Sr. Sec’d. Notes, 144A	9.500	07/01/25	25	27,302
W.R. Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27	50	50,154
Sr. Unsec’d. Notes, 144A	5.625	08/15/29	75	75,393

				2,022,055

Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	10.750	05/15/26	41	44,176
Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	7.875	12/01/28	25	25,256

				69,432

Commercial Services 5.5%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	185	178,437
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	110	113,165
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	380,086
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	200	209,969
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl (Multinational), Sr. Sec’d. Notes, 144A	4.625	06/01/28	400	386,708
Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26	50	50,792
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	25	25,194
Gtd. Notes, 144A	4.625	10/01/27	25	25,698
APi Escrow Corp., Gtd. Notes, 144A	4.750	10/15/29	50	50,630
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	4.750	04/01/28	100	101,628
Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27	25	25,460

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Carriage Services, Inc., Gtd. Notes, 144A	4.250%	05/15/29	50	$49,546
CoreLogic, Inc., Sr. Sec’d. Notes, 144A	4.500	05/01/28	15	14,688
Gartner, Inc., Gtd. Notes, 144A	3.625	06/15/29	50	49,902
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	25	24,642
Gtd. Notes, 144A	5.000	12/01/29	50	49,001
Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.500	05/15/29	225	220,017
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28	200	193,957
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	100	101,481
Service Corp. International, Sr. Unsec’d. Notes	4.000	05/15/31	200	201,210
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	75	73,873
Gtd. Notes	3.875	02/15/31	325	326,267
Gtd. Notes	4.875	01/15/28	125	130,879
Gtd. Notes	5.250	01/15/30	100	107,923
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	515	541,734

				3,632,887

Computers 0.4%
NCR Corp.,
Gtd. Notes, 144A	5.000	10/01/28	150	151,559
Gtd. Notes, 144A	5.125	04/15/29	25	25,296
Gtd. Notes, 144A	5.250	10/01/30	50	50,758
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	25	25,987

				253,600

Distribution/Wholesale 0.5%
Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	100	103,669
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	225	218,823

				322,492

Diversified Financial Services 3.2%
Alliance Data Systems Corp., Gtd. Notes, 144A	4.750	12/15/24	100	101,483
GoEasy Ltd. (Canada), Gtd. Notes, 144A	4.375	05/01/26	50	51,180
Home Point Capital, Inc., Gtd. Notes, 144A	5.000	02/01/26	125	115,777
Jefferies Finance LLC/JFIN Co.-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	200	200,474
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	150	137,719
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	75	77,590
LPL Holdings, Inc.,
Gtd. Notes, 144A	4.000	03/15/29	50	50,202
Gtd. Notes, 144A	4.375	05/15/31	50	50,395
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	200	193,287
Gtd. Notes, 144A	6.000	01/15/27	125	129,123
Navient Corp., Sr. Unsec’d. Notes	5.500	03/15/29	75	73,911

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
OneMain Finance Corp.,
Gtd. Notes	3.875%	09/15/28	50	$48,131
Gtd. Notes	4.000	09/15/30	125	120,509
Gtd. Notes	6.125	03/15/24	225	237,769
Gtd. Notes	6.875	03/15/25	125	137,525
Gtd. Notes	7.125	03/15/26	250	281,099
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	50	46,031
Gtd. Notes, 144A	5.375	10/15/25	100	101,721

				2,153,926

Electric 4.6%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	225	215,158
Sr. Sec’d. Notes, 144A	4.500	02/15/28	186	185,026
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	40	38,310
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	250	240,596
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	334	331,255
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	25	26,180
Gtd. Notes	6.625	01/15/27	30	31,016
Gtd. Notes, 144A	3.375	02/15/29	75	72,435
Gtd. Notes, 144A	3.875	02/15/32	75	72,016
Gtd. Notes, 144A	5.250	06/15/29	250	259,519
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28	175	180,220
Sr. Sec’d. Notes	5.250	07/01/30	220	226,450
Vistra Corp., Jr. Sub. Notes, 144A, 5 Year CMT Index + 6.930%	8.000 (c)	10/15/2026(rr)	125	130,863
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	90	91,134
Gtd. Notes, 144A	5.500	09/01/26	50	51,319
Gtd. Notes, 144A	5.625	02/15/27	750	770,358
Sr. Unsec’d. Notes, 144A	4.375	05/01/29	150	147,199

				3,069,054

Electrical Components & Equipment 0.4%
Energizer Holdings, Inc., Gtd. Notes, 144A	4.375	03/31/29	50	47,460
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	100	105,682
Gtd. Notes, 144A	7.250	06/15/28	100	108,714

				261,856

Electronics 0.2%
Brightstar Escrow Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	105	112,392
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31	15	14,739

				127,131

Engineering & Construction 0.3%
AECOM, Gtd. Notes	5.125	03/15/27	50	53,730

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Engineering & Construction (cont’d.)
Artera Services LLC, Sr. Sec’d. Notes, 144A	9.033%	12/04/25	50	$50,254
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29	75	74,706
Gtd. Notes, 144A	4.125	02/15/32	50	50,285

				228,975

Entertainment 3.3%
AMC Entertainment Holdings, Inc., Sec’d. Notes, PIK 12.000% until 12/15/2021 then cash coupon 10.000% until 6/15/26; or combination of cash coupon 5.000% and PIK 6.000%, 144A	12.000	06/15/26	82	82,815
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	140	145,813
Sr. Unsec’d. Notes, 144A	4.625	10/15/29	75	72,922
Caesars Resort Collection LLC/CRC Finco, Inc., Sr. Sec’d. Notes, 144A	5.750	07/01/25	35	36,377
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	25	26,027
Churchill Downs, Inc., Gtd. Notes, 144A	5.500	04/01/27	50	51,478
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	150	156,020
International Game Technology PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.250	01/15/29	225	233,983
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	125	127,952
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	75	74,303
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In, Sr. Unsec’d. Notes, 144A	8.500	11/15/27	200	216,233
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	25	23,588
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	175	179,562
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.625	09/01/29	50	49,942
Gtd. Notes, 144A	5.875	09/01/31	125	125,388
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.250	03/15/26	200	210,687
Gtd. Notes, 144A	8.625	07/01/25	200	213,375
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	155	151,575
Sr. Unsec’d. Notes, 144A	7.750	04/15/25	25	26,075

				2,204,115

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Environmental Control 0.1%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000%	08/01/28	25	$24,202
Gtd. Notes, 144A	4.375	08/15/29	75	72,916

				97,118

Food 2.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes, 144A	5.875	02/15/28	25	26,295
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25	175	177,757
Gtd. Notes	5.250	09/15/27	50	50,785
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28	75	70,045
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A	7.500	04/15/25	50	51,688
Sr. Sec’d. Notes, 144A	4.625	11/15/28	50	50,771
JBS USA LUX SA/JBS USA Finance, Inc. (Multinational), Gtd. Notes, 144A	6.750	02/15/28	210	226,423
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. (Multinational),
Gtd. Notes, 144A	6.500	04/15/29	150	164,444
Sr. Unsec’d. Notes, 144A	5.500	01/15/30	25	26,817
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	25	28,957
Gtd. Notes	4.875	10/01/49	25	31,131
Gtd. Notes	5.200	07/15/45	25	31,813
Gtd. Notes	5.500	06/01/50	25	33,903
Gtd. Notes	6.500	02/09/40	25	35,495
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	75	74,810
Gtd. Notes, 144A	4.375	01/31/32	75	74,723
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	3.500	03/01/32	50	50,409
Gtd. Notes, 144A	4.250	04/15/31	175	183,374
Gtd. Notes, 144A	5.875	09/30/27	115	120,750
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	200	198,265
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	225	217,390
US Foods, Inc., Gtd. Notes, 144A	4.750	02/15/29	25	25,299

				1,951,344

Gas 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	150	160,249
Sr. Unsec’d. Notes	5.750	05/20/27	75	81,443
Sr. Unsec’d. Notes	5.875	08/20/26	78	84,913

				326,605

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Products 0.4%
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875%	04/01/29	150	$148,134
Sr. Unsec’d. Notes, 144A	5.250	10/01/29	125	124,926

				273,060

Healthcare-Services 4.1%
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A	3.125	02/15/29	25	23,824
Gtd. Notes, 144A	3.500	04/01/30	50	48,571
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	400	371,344
Gtd. Notes, 144A	4.625	06/01/30	100	98,750
HCA, Inc.,
Gtd. Notes	5.375	09/01/26	120	133,974
Gtd. Notes	5.875	02/15/26	75	84,112
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	6.750	04/15/25	75	77,897
LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29	50	48,306
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27	200	208,638
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	150	157,950
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	300	314,588
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	350	357,663
Sr. Sec’d. Notes, 144A	4.250	06/01/29	150	148,501
Sr. Sec’d. Notes, 144A	4.375	01/15/30	100	99,645
Sr. Sec’d. Notes, 144A	4.875	01/01/26	309	315,955
Sr. Unsec’d. Notes	6.875	11/15/31	200	229,501

				2,719,219

Home Builders 3.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	50	49,443
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	25	24,464
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	25	26,117
Gtd. Notes	7.250	10/15/29	370	405,808
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	75	74,875
Gtd. Notes, 144A	6.250	09/15/27	145	150,682
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	50	49,711
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	25	26,261
Gtd. Notes, 144A	3.875	08/15/29	125	123,220

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Home Builders (cont’d.)
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850%	05/15/26	50	$49,526
Gtd. Notes, 144A	5.000	03/01/28	75	76,283
KB Home,
Gtd. Notes	4.000	06/15/31	50	50,496
Gtd. Notes	4.800	11/15/29	150	159,753
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	75	77,572
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	175	173,668
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	250	259,646
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A	4.750	02/15/28	75	75,023
Sr. Unsec’d. Notes, 144A	4.750	04/01/29	50	49,752
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	75	78,588
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	6.625	07/15/27	100	105,147
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	435	466,670
Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28	15	16,209

				2,568,914

Home Furnishings 0.2%
Tempur Sealy International, Inc., Gtd. Notes, 144A	4.000	04/15/29	100	99,352

Household Products/Wares 0.5%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	150	146,887
Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31	25	25,062
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
Gtd. Notes, 144A	7.000	12/31/27	125	119,123
Sr. Sec’d. Notes, 144A	5.000	12/31/26	25	24,818

				315,890

Housewares 0.4%
Scotts Miracle-Gro Co. (The),
Gtd. Notes, 144A	4.000	04/01/31	75	72,976
Gtd. Notes, 144A	4.375	02/01/32	50	49,604
SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	150	143,682

				266,262

Insurance 0.4%
Acrisure LLC/Acrisure Finance, Inc., Sr. Unsec’d. Notes, 144A	6.000	08/01/29	125	119,778
AmWINS Group, Inc., Sr. Unsec’d. Notes, 144A	4.875	06/30/29	50	49,322
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	75	73,323

				242,423

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet 0.1%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500%	03/01/29	50	$47,657
NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	40	40,402

				88,059

Iron/Steel 0.4%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	91	97,681
TMS International Corp., Sr. Unsec’d. Notes, 144A	6.250	04/15/29	25	25,159
United States Steel Corp., Sr. Unsec’d. Notes	6.875	03/01/29	115	120,485

				243,325

Leisure Time 0.2%
NCL Corp. Ltd. (Bermuda), Sr. Sec’d. Notes, 144A	10.250	02/01/26	20	22,903
Viking Cruises Ltd. (Bermuda), Gtd. Notes, 144A	5.875	09/15/27	25	23,257
Viking Ocean Cruises Ship VII Ltd. (Bermuda), Sr. Sec’d. Notes, 144A	5.625	02/15/29	25	24,231
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	50	49,919

				120,310

Lodging 2.1%
Boyd Gaming Corp.,
Gtd. Notes	4.750	12/01/27	175	177,012
Gtd. Notes, 144A	4.750	06/15/31	50	49,781
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	200	194,209
Gtd. Notes, 144A	4.000	05/01/31	150	150,378
Gtd. Notes, 144A	5.375	05/01/25	25	25,894
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	75	76,329
Gtd. Notes	4.750	10/15/28	375	382,333
Gtd. Notes	5.500	04/15/27	150	156,237
Gtd. Notes	6.750	05/01/25	25	26,074
Wynn Macau Ltd. (Cayman Islands), Sr. Unsec’d. Notes, 144A	5.625	08/26/28	200	183,957

				1,422,204

Machinery-Constructions & Mining 0.1%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	50	50,939

Machinery-Diversified 0.7%
GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	90	90,529
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24	382	391,969

				482,498

Media 7.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	600	598,801
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	650	641,379

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	4.500%	08/15/30	50	$50,425
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	175	172,451
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	150	153,814
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	50	51,477
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	125	132,344
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	183,136
Gtd. Notes, 144A	4.125	12/01/30	200	191,424
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	325	302,224
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	200	196,076
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27	751	158,092
Sr. Sec’d. Notes, 144A	5.375	08/15/26	260	115,020
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	325	285,679
Gtd. Notes	7.375	07/01/28	125	122,344
Gtd. Notes	7.750	07/01/26	309	317,547
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	100	102,991
Gtd. Notes, 144A	7.000	05/15/27	75	79,635
iHeartCommunications, Inc.,
Sr. Sec’d. Notes	6.375	05/01/26	40	41,525
Sr. Sec’d. Notes, 144A	5.250	08/15/27	100	101,748
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	150	154,474
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	50	49,225
Nexstar Media, Inc.,
Gtd. Notes, 144A	4.750	11/01/28	50	49,957
Gtd. Notes, 144A	5.625	07/15/27	50	51,891
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	125	124,277
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	100	96,994
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A	3.875	01/15/29	25	24,855
Sr. Unsec’d. Notes, 144A	5.375	01/15/31	125	125,628
Scripps Escrow, Inc., Gtd. Notes, 144A	5.875	07/15/27	20	20,401
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26	125	125,526
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	175	175,144
Sr. Sec’d. Notes, 144A	6.625	06/01/27	200	213,601

				5,210,105

Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375	10/15/29	50	49,920

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining 2.3%
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.250%	09/01/29	200	$201,203
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A	6.500	03/01/24	315	319,320
Gtd. Notes, 144A	7.500	04/01/25	200	205,411
Freeport-McMoRan, Inc., Gtd. Notes	4.625	08/01/30	100	105,622
Hecla Mining Co., Gtd. Notes	7.250	02/15/28	75	80,528
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	50	49,146
Gtd. Notes, 144A	6.125	04/01/29	110	114,546
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	5.750	10/15/28	94	90,637
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.375	05/15/25	33	33,726
Gtd. Notes, 144A	7.500	07/15/27	170	177,853
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	100	96,802
Gtd. Notes, 144A	4.750	01/30/30	75	75,726

				1,550,520

Miscellaneous Manufacturer 0.3%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	25	25,863
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	160	162,353

				188,216

Office & Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.250	02/15/29	75	74,908

Oil & Gas 7.2%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	75	79,155
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Sr. Unsec’d. Notes(d)	7.875	12/15/24	310	2,108
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	50	50,389
Gtd. Notes, 144A	5.375	03/01/30	125	129,376
Gtd. Notes, 144A	7.625	02/01/29	103	112,990
Gtd. Notes, 144A	8.375	07/15/26	81	89,792
Apache Corp., Sr. Unsec’d. Notes	5.100	09/01/40	25	27,159
Ascent Resources Utica Holdings LLC/Aru Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	125	126,633
Gtd. Notes, 144A	9.000	11/01/27	62	83,771
Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	200	198,427
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	25	25,948
Gtd. Notes, 144A	5.875	02/01/29	25	26,506
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	125	121,882
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	100	100,990

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
CNX Resources Corp., Gtd. Notes, 144A	7.250%	03/14/27	175	$184,912
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	50	50,160
Gtd. Notes, 144A	6.750	03/01/29	125	130,001
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	25	25,148
Sr. Unsec’d. Notes, 144A	5.625	10/15/25	25	25,158
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	225	234,122
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	35	36,784
EQT Corp.,
Sr. Unsec’d. Notes	3.900	10/01/27	75	78,267
Sr. Unsec’d. Notes	7.500	02/01/30	250	315,762
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	25	24,598
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	125	124,592
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	25	25,481
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29	50	49,747
Gtd. Notes, 144A	7.125	02/01/27	175	180,370
Sec’d. Notes, 144A	6.500	01/15/25	21	21,358
Nabors Industries Ltd. (Bermuda),
Gtd. Notes, 144A	7.250	01/15/26	125	107,541
Gtd. Notes, 144A	7.500	01/15/28	125	106,246
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	150	125,527
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	4.100	02/15/47	25	23,874
Sr. Unsec’d. Notes	4.625	06/15/45	25	25,339
Sr. Unsec’d. Notes	6.125	01/01/31	25	29,175
Sr. Unsec’d. Notes	6.450	09/15/36	200	248,293
Sr. Unsec’d. Notes	6.625	09/01/30	50	59,973
Sr. Unsec’d. Notes	7.150	05/15/28	50	57,893
Sr. Unsec’d. Notes	8.500	07/15/27	120	145,559
Sr. Unsec’d. Notes	8.875	07/15/30	136	178,599
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	75	73,672
Gtd. Notes, 144A	4.625	05/01/30	50	49,311
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	25	24,325
Gtd. Notes, 144A	7.125	01/15/26	75	75,379
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	50	51,083
Gtd. Notes	9.250	02/01/26	150	161,318
Southwestern Energy Co.,
Gtd. Notes	5.375	02/01/29	25	26,047
Gtd. Notes	5.375	03/15/30	125	130,156

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500%	05/15/29	75	$74,041
Gtd. Notes	5.875	03/15/28	100	104,367
Gtd. Notes, 144A	4.500	04/30/30	75	74,214
Transocean, Inc. (Cayman Islands),
Gtd. Notes, 144A	7.250	11/01/25	85	62,214
Gtd. Notes, 144A	8.000	02/01/27	25	17,124
Vine Energy Holdings LLC, Gtd. Notes, 144A	6.750	04/15/29	100	106,512

				4,819,368

Packaging & Containers 1.1%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 6.500% or PIK 7.250%, 144A	6.500	06/30/27	200	205,002
Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	60	61,185
Intelligent Packaging Holdco Issuer LP (Canada), Sr. Unsec’d. Notes, Cash coupon 9.000% or PIK 9.75%, 144A	9.000	01/15/26	75	77,968
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	75	76,015
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	50	49,449
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	50	47,746
OI European Group BV (Netherlands), Gtd. Notes, 144A	4.750	02/15/30	50	49,957
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375	08/15/25	50	53,874
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	50	48,591
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	50	50,400

				720,187

Pharmaceuticals 3.4%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	100	98,058
Gtd. Notes, 144A	5.125	03/01/30	50	49,568
Gtd. Notes, 144A	6.125	08/01/28	45	47,542
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	400	412,562
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	02/15/29	50	42,879
Gtd. Notes, 144A	5.250	01/30/30	250	215,000
Gtd. Notes, 144A	5.250	02/15/31	150	128,911
Gtd. Notes, 144A	6.250	02/15/29	565	512,755
Gtd. Notes, 144A	7.250	05/30/29	100	93,960
Sr. Sec’d. Notes, 144A	4.875	06/01/28	50	49,288
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. (Luxembourg), Sr. Sec’d. Notes, 144A	6.125	04/01/29	25	24,473

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Jazz Securities DAC (Ireland), Sr. Sec’d. Notes, 144A	4.375%	01/15/29	200	$203,959
Organon & Co./Organon Foreign Debt Co.-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	200	204,135
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	150	152,082
Prestige Brands, Inc., Gtd. Notes, 144A	3.750	04/01/31	25	23,950

				2,259,122

Pipelines 3.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	75	76,142
Gtd. Notes, 144A	5.750	03/01/27	125	125,839
Gtd. Notes, 144A	5.750	01/15/28	125	128,385
Gtd. Notes, 144A	7.875	05/15/26	50	53,796
Cheniere Energy Partners LP,
Gtd. Notes	4.500	10/01/29	100	105,147
Gtd. Notes, 144A	4.000	03/01/31	100	102,816
Cheniere Energy, Inc., Sr. Sec’d. Notes	4.625	10/15/28	300	309,069
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	25	24,754
DCP Midstream Operating LP, Gtd. Notes	5.625	07/15/27	20	22,380
Energy Transfer LP, Jr. Sub. Notes, 5 Year CMT Index + 5.306%	7.125 (c)	5/15/2030(rr)	50	51,173
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	25	26,576
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	120	127,565
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	70	75,621
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.875	01/15/29	75	76,870
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	7.500	07/15/38	125	140,617
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	75	73,684
Gtd. Notes, 144A	6.000	03/01/27	134	137,803
Gtd. Notes, 144A	6.000	12/31/30	75	74,173
Gtd. Notes, 144A	7.500	10/01/25	100	107,122
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	4.875	02/01/31	125	134,269
Gtd. Notes	5.375	02/01/27	25	25,643
Gtd. Notes	5.875	04/15/26	100	103,649
Gtd. Notes144A	6.500	07/15/27	50	53,230
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	65	65,379
Sr. Sec’d. Notes, 144A	4.125	08/15/31	40	40,945
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	25	25,879

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Western Midstream Operating LP, (cont’d.)
Sr. Unsec’d. Notes	4.000%	07/01/22	100	$100,573
Sr. Unsec’d. Notes	5.300	02/01/30	25	26,925

				2,416,024

Real Estate 1.3%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	252	261,507
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	225	228,668
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	100	98,814
Gtd. Notes, 144A	4.375	02/01/31	50	49,419
Gtd. Notes, 144A	5.375	08/01/28	80	83,559
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	175	170,277

				892,244

Real Estate Investment Trusts (REITs) 2.6%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	200	186,959
Gtd. Notes	9.750	06/15/25	175	188,965
Sr. Unsec’d. Notes	4.750	02/15/28	175	165,623
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	4.625	08/01/29	200	208,874
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer,
Sr. Sec’d. Notes, 144A	5.875	10/01/28	150	155,083
Sr. Sec’d. Notes, 144A	7.500	06/01/25	130	137,244
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	4.500	02/15/29	25	24,347
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25	425	444,698
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	4.750	04/15/28	100	97,484
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	3.750	02/15/27	100	102,471

				1,711,748

Retail 2.9%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	275	262,991
Sr. Sec’d. Notes, 144A	3.875	01/15/28	175	172,640
Ambience Merger Sub, Inc.,
Gtd. Notes, 144A	7.125	07/15/29	125	121,323
Sr. Sec’d. Notes, 144A	4.875	07/15/28	50	49,387
Carrols Restaurant Group, Inc., Gtd. Notes, 144A	5.875	07/01/29	100	86,031
Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	100	95,704
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31	125	119,801

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/15/24	125	$125,041
LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	80	76,619
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	75	74,985
Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29	150	142,142
Sally Holdings LLC/Sally Capital, Inc., Sec’d. Notes, 144A	8.750	04/30/25	175	187,207
SRS Distribution, Inc., Gtd. Notes, 144A	6.000	12/01/29	75	74,216
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	125	129,063
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	50	49,384
Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	75	76,403
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	75	76,814

				1,919,751

Software 0.7%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	200	195,896
Dun & Bradstreet Corp. (The), Sr. Sec’d. Notes, 144A	6.875	08/15/26	200	207,563
Rackspace Technology Global, Inc., Sr. Sec’d. Notes, 144A	3.500	02/15/28	50	46,776

				450,235

Specialty Retail 0.5%
Ferrellgas Escrow LLC^	8.956	03/30/31	350	350,000

Telecommunications 4.6%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	200	213,416
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25	50	48,670
CommScope, Inc., Sr. Sec’d. Notes, 144A	6.000	03/01/26	250	255,983
Digicel Group Holdings Ltd. (Bermuda), Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%	10.000	04/01/24	52	51,916
Digicel International Finance Ltd./Digicel international Holdings Ltd. (Multinational), Cash coupon 6.000% or PIK 7.000%
Gtd. Notes, 144A	8.000	12/31/26	200	195,987
Gtd. Notes, 144A	13.000	12/31/25	373	382,850
Sr. Sec’d. Notes, 144A	8.750	05/25/24	250	257,541
Digicel Ltd. (Bermuda), Gtd. Notes, 144A	6.750	03/01/23	325	311,449
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28	200	204,783
Intelsat Jackson Holdings SA (Luxembourg)(d),
Gtd. Notes	5.500	08/01/23	490	239,809
Gtd. Notes, 144A	8.500	10/15/24	25	12,617
Gtd. Notes, 144A	9.750	07/15/25	295	147,572
Intrado Corp., Gtd. Notes, 144A	8.500	10/15/25	25	23,513

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes	7.600%	09/15/39	27	$28,890
Sr. Unsec’d. Notes	7.650	03/15/42	40	43,111
Sprint Corp.,
Gtd. Notes	7.625	02/15/25	75	85,875
Gtd. Notes	7.625	03/01/26	75	88,589
Gtd. Notes	7.875	09/15/23	75	82,526
Switch Ltd., Gtd. Notes, 144A	4.125	06/15/29	25	25,119
Viasat, Inc.,
Sr. Sec’d. Notes, 144A	5.625	04/15/27	40	40,874
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	100	101,032
Sr. Unsec’d. Notes, 144A	6.500	07/15/28	20	20,455
Viavi Solutions, Inc., Gtd. Notes, 144A	3.750	10/01/29	25	24,437
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	4.000	03/01/27	75	71,477
Sr. Unsec’d. Notes, 144A	6.125	03/01/28	135	126,749

				3,085,240

Trucking & Leasing 0.2%
Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A	5.500	05/01/28	125	122,557

TOTAL CORPORATE BONDS

(cost $59,977,905)				59,193,502

			Shares
COMMON STOCKS 1.8%
Oil, Gas & Consumable Fuels 1.5%
Chesapeake Energy Corp.			11,790	701,976
Chesapeake Energy Corp. Backstop Commitment *			68	4,049
Civitas Resources, Inc.			5,825	297,716

				1,003,741

Specialty Retail 0.3%
Ferrellgas Partners LP (Class B Stock)			728	178,724

TOTAL COMMON STOCKS

(cost $615,216)				1,182,465

			Units

WARRANTS 0.0%
Chemicals
TPC Group, Inc. expiring 31/12/49*^			129,605	609
(cost $0)

Description	Units	Value
WARRANTS (Continued)
Oil, Gas & Consumable Fuels
Athabasca Oil Corp. expiring 01/11/26*	200	$8,739

(cost $0)
TOTAL WARRANTS

(cost $0)		9,348

TOTAL LONG-TERM INVESTMENTS
(cost $62,940,106)		62,831,806

	Shares

SHORT-TERM INVESTMENTS 4.1%
AFFILIATED MUTUAL FUND 4.1%
PGIM Core Ultra Short Bond Fund (cost $2,709,603)(wa)	2,709,603	2,709,603

TOTAL SHORT-TERM INVESTMENTS
(cost $2,709,603)		$2,709,603

TOTAL INVESTMENTS 98.4%
(cost $65,649,709)		65,541,409

Other assets in excess of liabilities 1.6%		1,045,376

NET ASSETS 100.0%		$66,586,785

The following abbreviations are used in the quarterly report:
(Q)-Quarterly payment frequency for swaps
144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
CDX-Credit Derivative Index
LIBOR-London Interbank Offered Rate
PIK-Payment-in-Kind
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2021.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such security may be post-maturity.
(p)	Interest rate not available as of November 30, 2021.
(rr)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $350,609 and 0.5% of net assets.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Futures contracts outstanding at November 30, 2021:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
1	U.S. Long Bond	Dec. 2021	$163,688	$3,958
7	2 Year U.S. Treasury Notes	Mar. 2022	1,531,141	2,428
26	10 Year U.S. Treasury Notes	Mar. 2022	3,401,125	30,802
48	5 Year U.S. Treasury Notes	Mar. 2022	5,827,125	45,068

				82,256

	Short Positions:
7	U.S. Long Bond	Mar. 2022	1,134,875	(19,916)
5	U.S. Ultra Bond	Mar. 2022	1,002,813	(30,328)

				(50,244)

				$32,012

Credit default swap agreement outstanding at November 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at November 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices-Buy Protection(1):
CDX.NA.HY.B.37-V1	12/20/26	5.00%(Q)	350	$(31,212)	$(30,124)	$1,088

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).